Other operating income	12 Months Ended
Dec. 31, 2022
Other operating income
Other operating income

6Other operating income

The analysis of the Group’s other operating income for the year is as follows:

	2022	2021	2020
	£ 000	£ 000	£ 000
Government grants	1,415	8,829	1,989
R&D tax credit	4,496	2,388	328
Other	—	135	—
	5,911	11,352	2,317

Government grants

Government grants relate to amounts receivable from the Aerospace Technology Institute (ATI) relating to the research and development of eVTOL technologies. The grant is made to fund research and development expenditure and is recognised in profit or loss in the period to which the expense it is intended to fund relates.

R&D tax credit scheme

The R&D tax credit relates to the UK’s research and development expenditure credit scheme.